NET CHANGE IN OPERATING ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Decrease (increase) in operating assets:
Trade and other receivables	$ 5	$ 142	$ 29
Inventories, stockpiles and ore on leach pads	(161)	(136)	(139)
Other assets	(84)	36	34
Increase (decrease) in operating liabilities:
Accounts payable	102	(11)	(50)
Reclamation and remediation liabilities	(247)	(161)	(101)
Accrued tax liabilities	(343)	(317)	378
Other accrued liabilities	(113)	(94)	144
Net change in operating assets and liabilities	$ (841)	$ (541)	$ 295